CONVERTIBLE BOND PAYABLE	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE BOND PAYABLE
9.
CONVERTIBLE BOND PAYABLE

2021 Series A1 Note

On February 25, 2021, the Company entered into the Convertible Note Purchase Agreement (the “Agreement”) with a group of investors (the “Investors”) to issue its convertible bonds with an aggregate principal amount of US$44 million to the Investors through a private placement (2021 Series A1 Note). The convertible notes issued will mature in 2026 unless previously converted. The 2021 Series A1 Note bears annual interest rate at 1% from the issuance date until the outstanding principal amount is fully repaid.

The Company elected the fair value option for the 2021 Series A1 Note. The Company adopted binomial-lattice option valuation model to estimate the fair value of the convertible bonds with the assistance of an independent third-party appraiser and the following assumptions for each applicable period which took into account variables such as share price, volatility, expected dividend, risk free interest rate and bond yield. Changes in fair value of convertible bonds are recognized in other income in the consolidated statements of comprehensive income (loss) during the year, with the exception of changes in fair value due to instrument-specific credit risk which are required to be recognized in accumulated other comprehensive income (loss).

On September 27 and 30, 2021, the Company and the Investors entered into an amendment agreement with a cash conversion feature added into the Agreement. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s election. The Company accounted for the amendment as an extinguishment of the previous bonds. The changes in the fair value of the convertible bonds before and after the modification was recorded in other income in the consolidated statements of comprehensive income (loss) during 2021.

9.
CONVERTIBLE BOND PAYABLE (Continued)

2021 Series A1 Note (Continued)

As the conversion option may be settled entirely or partially in cash at the Company’s option, the Company separated the 2021 Series A1 Note into liability and equity components in accordance with ASC Subtopic 470-20, Debt with Conversion and Other Options. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that did not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in capital. The resulting discount was accreted at an effective interest rate of 5.4% over the period from modification date to the maturity date.

According to ASU 2020-06, for the 2021 Series A1 Note, conversion options that were previously bifurcated and recorded in equity, which was recombined as a single instrument classified as a liability from January 1,2022. The Company adopted the modified retrospective method and the change was recorded in the consolidated statements of changes in shareholders’ equity (deficit).

2021 Series A2 Note

On May 5, 2021, the Company issued US$21 million convertible bonds (2021 Series A2 Note). The convertible notes to be issued will mature in 2026 unless previously converted. The Bond bears annual interest rate at 1% from the issuance date until the outstanding principal amount is fully repaid. The 2021 Series A2 Note did not have any embedded conversion option which required to be bifurcated and separately accounted for as a derivative under ASC 815 Derivatives and Hedging, nor do they contain a cash conversion feature. The Company accounted for the 2021 Series A2 Note in accordance with ASC 470 Debt, as a single debt instrument and subsequently measured at amortized cost. No beneficial conversion feature (the “BCF”) was recognized as the set conversion price for the 2021 Series A2 Note is greater than the fair value of the ADSs price at date of issuance.

2021 Series B Note

On April 12, 2021, a consortium of institutional investors subscribed to purchase convertible notes in an aggregate principal amount of US$90 million through a private placement (2021 Series B Note). The convertible notes issued will mature in 2026 unless previously converted. The Bond bears annual interest rate at 1% from the issuance date until the outstanding principal amount is fully repaid. The 2021 Series B Note did not have any embedded conversion option which required to be bifurcated and separately accounted for as a derivative under ASC 815 Derivatives and Hedging, nor do they contain a cash conversion feature. The Company accounted for the 2021 Series B Note in accordance with ASC 470 Debt, as a single debt instrument and subsequently measured at amortized cost. No BCF was recognized as the set conversion price for the 2021 Series B Note is greater than the fair value of the ADSs price at date of issuance.

	As of December 31,
	2021	2022
	US$	US$
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026	37,148,318	41,531,679
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026	21,120,487	21,330,823
2021 Series B Note US$ 90,000,000 1.00% due to 2026	90,572,871	91,474,981
	148,841,676	154,337,483